Loss Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Loss Per Share [Abstract]
Schedule of Basic and Diluted Earnings Per Share

Basic and diluted earnings per share for the years presented were calculated as follows:

	For the Six Months Ended June 30,
	2024	2025
	RMB	RMB	US$
	(Unaudited)
Numerator:
Net loss	(26,516)	(27,402)	(3,827)
Less: net loss attributable to non-controlling interest	(2,991)	(5,402)	(754)
Net loss attributable to the Company’s ordinary shareholders	(23,525)	(22,000)	(3,073)

Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic and diluted earnings per share	3,168,544	3,802,047	3,802,047

Basic and diluted earnings per share:	(7.42)	(5.79)	(0.81)

Basic and diluted earnings per share for the years presented were calculated as follows:

	For the years ended December 31,
	2022	2023
	RMB	RMB	US$
Numerator:
Net loss	(57,667)	(25,466)	(3,587)
Less: net loss attributable to noncontrolling interest	(11,746)	(6,128)	(863)
Net loss attributable to the Company’s shareholders	(45,921)	(19,338)	(2,724)

Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic and diluted earnings per share	500,000	1,243,140	1,243,140

Basic and diluted earnings per share:	(91.84)	(15.56)	(2.19)

	For the years ended December 31,
	2023	2024
	RMB	RMB	US$
Numerator:
Net loss	(25,466)	(56,362)	(7,721)
Less: net loss attributable to noncontrolling interest	(6,128)	(8,440)	(1,156)
Net loss attributable to the Company’s shareholders	(19,338)	(47,922)	(6,565)

Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic and diluted earnings per share	1,243,140	2,854,594	2,854,594

Basic and diluted earnings per share:	(15.56)	(16.79)	(2.30)